Premises and Equipment (Tables)	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of premises and equipment
(in thousands)	2021	2020
Land	$1,516	$1,516
Buildings and improvements	6,536	6,493
Furniture and equipment	2,172	2,204
Automobiles	--	36
	10,224	10,249
Less: accumulated depreciation	5,527	5,333
Balance at end of year	$4,697	$4,916